Income Taxes - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
(Benefit from) provision for income taxes			$ (2,210)	$ (8,561)	$ (20,214)	$ (7,387)	$ (7,441)	$ 1,207	$ (76)
Effective income tax rate	9.70%	1.00%					(31.60%)	13.20%	1.90%
Valuation allowance							$ 0	$ 13,710
Net operating loss carryforwards, Federal							39,500
Net operating loss carryforwards, State							$ 29,600